Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Schedule of fair value of the share options
	18.A- Consultants and Employees		18.B- Directors		18.C- Yissum
Number of share options granted		5,743,722		3,245,000		559,097
Fair value in the grant date (thousand NIS)		16,284		10,786		2,833
Range of share price (NIS)		1.82 – 6.99		4.68 – 7.24		7.03
Range of exercise price (NIS)		1.65 - 9		5.50 – 6.75		2.7
Range of expected share price volatility		40.3%-58.53%		53.75%-61.27%		57.26%
Range of estimated life (years)		1.5 – 9.01		4 – 5		5
Range of weighted average of risk-free interest rate		0.59%-1.72%		0.88%-1.32%		1.15%
Expected dividend yield		-		-		-
Outstanding as of December 31, 2017		4,609,634		3,145,001		223,697
Exercisable as of December 31, 2017		2,345,351		2,176,672		223,697

Employees and Consultants [Member]
Statement Line Items [Line Items]
Schedule of fair value of the share options
	2016		2017
Outstanding at January 1		3,071,018		3,799,892
Granted during the year		1,176,500		1,892,334
Exercised during the year (*)		(378,459)		(348,314)
Forfeited during the year		(69,167)		(734,278)
Outstanding at December 31		3,799,892		4,609,634
Exercisable as of December 31		1,521,687		2,345,351

(*)	The weighted average exercise price at the date of exercise for share options exercised in 2017 was NIS 1.84 (in 2016 and 2015: NIS 1.65).

Directors [Member]
Statement Line Items [Line Items]
Schedule of fair value of the share options
	2016	2017
Outstanding at January 1	3,090,878	3,340,878
Granted during the year	250,000	275,000
Exercised during the year	-	(370,878)
Forfeited during the year	-	(99,999)
Outstanding at December 31	3,340,878	3,145,001
Exercisable as of December 31	1,557,556	2,176,672

Yissum [Member]
Statement Line Items [Line Items]
Schedule of fair value of the share options
	2016	2017
Outstanding at January 1	559,097	223,697
Granted during the year	-	-
Exercised during the year	(335,400)	-
Outstanding at December 31	223,697	223,697
Exercisable as of December 31	223,697	223,697